EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Basic:
Net income (loss) attributable to CNH Industrial	$ 350	$ 414	$ 285	$ 671
Weighted average common shares outstanding—basic (in shares)	1,350,000,000	1,353,000,000	1,350,000,000	1,354,000,000
Basic earnings per share (in usd per share)	$ 0.26	$ 0.31	$ 0.21	$ 0.50
Diluted:
Net income (loss) attributable to CNH Industrial	$ 350	$ 414	$ 285	$ 671
Weighted average common shares outstanding—basic (in shares)	1,350,000,000	1,353,000,000	1,350,000,000	1,354,000,000
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	2,000,000	3,000,000	2,000,000	2,000,000
Weighted average common shares outstanding—diluted (in shares)	1,352,000,000	1,356,000,000	1,352,000,000	1,356,000,000
Diluted earnings per share (in usd per share)	$ 0.26	$ 0.31	$ 0.21	$ 0.5
Antidilutive securities excluded from EPS computation (in shares)	0	0	0	0